Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Siren ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001796383
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 21, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2021
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Siren Nasdaq NexGen Economy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SIREN ETF TRUST

Siren Nasdaq NexGen Economy ETF (the “Fund”)

Supplement dated May 21, 2021

to the Fund’s Summary Prospectus, dated March 15, 2021, and Prospectus, dated March 1, 2021

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

The Fund seeks long-term growth by tracking the investment returns, before fees and expenses, of the Siren Nasdaq Blockchain Economy Index (the “Index”). The Index will be changing its reconstitution and rebalancing schedule from semi-annually to quarterly. Accordingly, effective immediately, the Fund’s Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	The fifth paragraph of the “Principal Investment Strategies” section of the Summary Prospectus, and the corresponding section of the Prospectus, is hereby deleted and replaced with the following:

The remaining Blockchain Companies are then ranked to determine the leading Blockchain Companies as measured by their Blockchain Score™ which is a proprietary ranking system developed by the Index Providers designed to identify those Blockchain Companies expected to benefit most (e.g., from increased economic profit, operational efficiencies or transformational business practices) from the innovation, adoption, deployment and commercialization of blockchain technology. The 50 to 100 leading Blockchain Companies with the highest Blockchain Scores™ are then selected as the Index constituents. Constituents are weighted in the Index based on their Blockchain Scores™, with Blockchain Companies having higher Blockchain Scores™ weighted more heavily. The Index is reconstituted quarterly on the third Friday in March, June, September and December. The Index is rebalanced as part of each September reconstitution. The Index is rebalanced as part of each March, June and December reconstitution only if new constituents are added to the Index or if a single constituent accounts for more than 10% of the Index. As of January 31, 2021, the Index included companies with a capitalization range of $554.8 million to $1.75 trillion.

2.	The third paragraph under the “More Information About the Funds’ Indexes - Siren Nasdaq Blockchain Economy Index” heading in the “More Information About the Funds — Investment Objectives and Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The 50 to 100 leading Blockchain Companies with the highest Blockchain Scores™ are then selected as the Index constituents. Constituents are weighted in the Index based on their Blockchain Scores™, with Blockchain Companies having higher Blockchain Scores™ weighted more heavily. The Index is reconstituted quarterly on the third Friday in March, June, September and December. The Index is rebalanced as part of each September reconstitution. The Index is rebalanced as part of each March, June and December reconstitution only if new constituents are added to the Index or if a single constituent accounts for more than 10% of the Index.

Please retain this supplement for future reference.